Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Income Tax Disclosure [Text Block]

NOTE 12 – INCOME TAXES

The provision for income taxes consists of an amount for taxes currently payable and a provision for tax consequences deferred to future periods. Deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The Company incurred zero income tax expense from continuing operations during the years ended December 31, 2024, and 2023, due to losses in both years.

Actual income tax benefit from continuing operations differs from statutory federal income tax benefit as follows:

	Year Ended December 31,
	2024	2023
Statutory federal income tax benefit	$2,280,643	$2,523,688
State tax benefit, net of federal taxes	406,186	515,593
State rate adjustment	(24,434)	(125,150)
Nondeductible/nontaxable items	(10,951)	121,708
NOL and deferred only adjustments	(571,133)	(59,913,532)
Other	(6,641)	(5,182)
Change in valuation allowance	(2,073,670)	56,882,875
Total income tax benefit	$-	$-

Deferred taxes consist of the following:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Compensation accruals	$42,893	$87,131
Accruals and reserves	191,804	204,083
Deferred revenue	80,005	36,169
Charitable contribution carryover	1,742	1,724
Derivatives	-	349
Intangibles	696,622	852,414
Capitalized R&D	1,016,330	919,789
Depreciation	-	59,511
Lease liabilities	551,917	703,026
NQSO compensation	542,609	627,997
NOL and credits	24,479,583	21,737,285
Total deferred tax assets	27,603,505	25,229,478

Deferred tax liabilities:
Depreciation	(31,863)	-
Lease right-of-use assets	(513,256)	(691,119)
Total deferred tax liabilities	(545,119)	(691,119)

Net deferred tax assets	27,058,386	24,538,359
Less: valuation allowance	(27,058,386)	(24,538,359)
Total	$-	$-

The Company has determined, based upon its history, that it is probable that future taxable income may be insufficient to fully realize the benefits of the NOL carryforwards and other deferred tax assets. As such, the Company has determined that it is more likely than not that it will not realize its deferred tax assets.

Pursuant to the Internal Revenue Code of 1986, as amended (the “Code”) Sections 382 and 383, annual use of a company’s NOL and research and development credit carryforwards may be limited if there is a cumulative change in ownership of greater than 50% within a three-year period. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years.

As of December 31, 2024, the Company had $99,731,593 of NOLs to reduce future federal taxable income, the majority of which are expected to be available for use in 2025, subject to the Section 382 limitation described above. The federal NOLs of $11,885,918 begin to expire in 2025 if unused and $87,845,675 will carry forward indefinitely. The Company also had $55,735,192 of NOLs to reduce future state taxable income as of December 31, 2024. The state NOLs will begin to expire in 2025 if unused. The Company's net deferred tax assets, which include the NOLs, are subject to a full valuation allowance. As of December 31, 2024, the federal and state valuation allowances were $23,121,946 and $3,936,440, respectively.

During the year-ended December 31, 2023, the Company completed an assessment of the available NOL and tax credit carryforwards under Section 382 and 383 and determined that the Company underwent several ownership changes during the period from 2008 to 2022. The Company adjusted its NOL and tax credit carryforwards to reflect the limitations resulting from the identified ownership changes. The Company reduced its available gross federal and state NOL carryforwards by $237,816,096 and $178,311,455, respectively, and recorded a reduction of $49,941,380 and $7,344,800, respectively, to the federal and state deferred tax asset, each of which related to losses generated for the years ended December 31, 2022, and prior. Accordingly, the NOL and tax credit carryforwards presented above for the year ended December 31, 2023, were reduced by $57,446,259, with a corresponding reduction to the valuation allowance.

As of December 31, 2023, the Company had $86,840,808 of NOLs to reduce future federal taxable income, the majority of which were expected to be available for use in 2024, subject to the Section 382 limitation described above. The federal NOLs of $43,354,286 were to begin to expire in 2024 if unused and $43,486,522 will carry forward indefinitely. The Company also had $59,425,348 of NOLs to reduce future state taxable income as of December 31, 2023. The state NOLs began to expire in 2024. The Company’s net deferred tax assets, which include NOLs are subject to a full valuation allowance. As of December 31, 2023, the federal and state valuation allowances were $20,558,729 and $3,979,630, respectively.

Tax years after 2004 remain open to examination by federal and state tax authorities due to unexpired NOL carryforwards.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

The Company recognizes interest and penalties on unrecognized tax benefits as well as interest received from favorable tax settlements within income tax expense. As of December 31, 2024, and 2023, the Company recorded no accrued interest or penalties related to uncertain tax positions.